RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes other transactions the partnership has entered into with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2019	2018	2019	2018
Transactions during the period (1)
Business services revenues	$103	$122	$194	$224
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(1)	Within our business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Balances at end of period
Accounts and other receivable, net	$141	$63
Accounts payable and other (1)	$833	$63
Property, plant and equipment (2)	$30	$—
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(1)	This balance as at June 30, 2019 includes $35 million of lease liabilities.

(2)	This balance as at June 30, 2019 is comprised of right-of-use assets.